Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets and liabilities
Summary of classification of financial instruments

	2023
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	26,213	—
Trade and other receivables	—	7,288	—
Accounts payable and accrued liabilities	—	—	3,282
Lease liabilities	—	—	837
Long-term debt	—	—	7,104
	—	33,501	11,223

	2022
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	46,517	—
Trade and other receivables	—	6,344	—
Accounts payable and accrued liabilities	—	—	2,033
Lease liabilities	—	—	1,056
Derivative financial instrument	563	—	—
Long-term debt	—	—	7,174
	563	52,861	10,263

Summary of Loss allowance

The loss allowance as at December 31, 2023 for trade receivables is as follows:

	2023
	Current	0–30 days	31-60 days	61-90 days	90+ days	Total

Expected loss rate	0.84%	1.42%	1.35%	2.46%	3.62%
Gross carrying amount	6,497	—	93	—	555	7,145
Loss allowance	55	—	1	—	20	76

Summary of reconciled to the opening loss allowances

The loss allowance for trade receivables as at December 31 reconciled to the opening loss allowances as follows:

2023
$

Opening loss allowance January 1	—
Increase in loss allowance recognized in loss during the year	76
Closing loss allowance at December 31	76

Summary of financial instruments denominated in foreign currencies

	2023
	US		Canadian	Chinese
	dollars	Euro	dollars	renminbi	Total
	$	$	$	$	$

Cash	19,599	615	5,931	68	26,213
Trade and other receivables	5,211	1,935	142	—	7,288
Accounts payable and accrued liabilities	(628)	(452)	(2,186)	(16)	(3,282)
Lease liabilities	—	—	(837)	—	(837)
Long-term debt	—	—	(7,104)	—	(7,104)

	2022
	US		Canadian	Chinese
	dollars	Euro	dollars	renminbi	Total
	$	$	$	$	$

Cash	32,897	365	13,214	41	46,517
Trade and other receivables	1,118	1,074	4,152	—	6,344
Accounts payable and accrued liabilities	(288)	(521)	(1,208)	(16)	(2,033)
Derivative financial instrument	—	—	(563)	—	(563)
Lease liabilities	—	—	(1,056)	—	(1,056)
Long-term debt	—	—	(7,174)	—	(7,174)

Summary of significant contractual, undiscounted cash flows related to its financial liabilities

	2023
		Future		Between
	Carrying	cash	Less than	1 year and
	amount	flows	1 year	5 years
	$	$	$	$

Accounts payable and accrued liabilities	3,282	3,282	3,282	—
Lease liabilities	837	904	298	606
Long-term debt	7,104	8,703	2,677	6,026
	11,223	12,889	6,257	6,632

	2022
		Future		Between
	Carrying	cash	Less than	1 year and
	amount	flows	1 year	5 years
	$	$	$	$

Accounts payable and accrued liabilities	2,033	2,033	2,033	—
Lease liabilities	1,056	1,174	291	883
Long-term debt	7,174	9,324	1,134	8,190
	10,263	12,531	3,458	9,073